CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful accounts	$ 891	¥ 5,794	¥ 6,708
Current liabilities of consolidated VIE without recourse to primary beneficiary	585,735	3,810,970	2,369,082
Non-current liabilities of consolidated VIE without recourse to primary beneficiary	$ 15,308	¥ 99,594	¥ 7,535
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0
Ordinary shares, authorized shares	420,486,219	420,486,219	420,486,219
Ordinary shares, issued shares	0	0	60,000,000
Ordinary shares, outstanding shares	0	0	60,000,000
Series A redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	30,000,000
Redeemable convertible preferred shares, issued shares	0	0	30,000,000
Redeemable convertible preferred shares, outstanding shares	0	0	30,000,000
Series B redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	20,000,000
Redeemable convertible preferred shares, issued shares	0	0	10,343,535
Redeemable convertible preferred shares, outstanding shares	0	0	10,343,535
Series C redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	16,173,914
Redeemable convertible preferred shares, issued shares	0	0	12,981,287
Redeemable convertible preferred shares, outstanding shares	0	0	12,981,287
Series D redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	29,896,623
Redeemable convertible preferred shares, issued shares	0	0	28,820,219
Redeemable convertible preferred shares, outstanding shares	0	0	28,820,219
Series E redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	42,731,874
Redeemable convertible preferred shares, issued shares	0	0	41,177,988
Redeemable convertible preferred shares, outstanding shares	0	0	41,177,988
Series F redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	56,680,441
Redeemable convertible preferred shares, issued shares	0	0	56,680,441
Redeemable convertible preferred shares, outstanding shares	0	0	56,680,441
Series G-1 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	15,479,382
Redeemable convertible preferred shares, issued shares	0	0	15,479,382
Redeemable convertible preferred shares, outstanding shares	0	0	15,479,382
Series G-2 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0
Redeemable convertible preferred shares, authorized shares	0	0	68,551,547
Redeemable convertible preferred shares, issued shares	0	0	68,551,547
Redeemable convertible preferred shares, outstanding shares	0	0	68,551,547
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	0
Ordinary shares, issued shares	232,648,452	232,648,452	0
Ordinary shares, outstanding shares	232,648,452	232,648,452	0
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	0
Ordinary shares, issued shares	94,075,249	94,075,249	0
Ordinary shares, outstanding shares	94,075,249	94,075,249	0
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	0
Ordinary shares, issued shares	47,790,698	47,790,698	0
Ordinary shares, outstanding shares	47,790,698	47,790,698	0